Impairment Charge - Summary of Loan Loss Charges (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loan Loss Charges [Abstract]
Expected credit loss allowance	$ (851,233,409)	$ (402,578,462)	$ (336,521,693)
Direct charge offs	(11,566,027)	(12,659,350)	(19,074,215)
Total	$ (862,799,436)	$ (415,237,812)	$ (355,595,908)